Intangible Assets - Other (Tables)	12 Months Ended
Mar. 31, 2020
Intangible Assets - Other
Schedule of Reconciliation of Changes to Other Intangible Assets
	As At March 31, 2020
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2019	$1,204	$2,590	$3,794
Exchange difference	—	(137)	(137)
Additions	—	—	—
Disposal and reclassification	(59)	(4)	(63)
Amortization charge	(39)	(855)	(894)
Sub- total	1,106	1,594	2,700
Intangibles under development	—	—	235
Closing net carrying amount as on March 31, 2020	$1,106	$1,594	$2,935

	As At March 31, 2019
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2018	$1,449	$3,831	$5,280
Exchange difference	—	(148)	(148)
Additions	—	907	907
Disposal and reclassification	59	(1,090)	(1,031)
Amortization charge	(304)	(910)	(1,214)
Closing net carrying amount as on March 31, 2019	$1,204	$2,590	$3,794

Schedule of Other Intangible Assets

	As At March 31, 2020
	(in thousands)
Cost or valuation as on March 31, 2019	$5,055	$6,466	$11,521
Accumulated amortization	(3,949)	(4,872)	(8,821)
Net carrying amount as on March 31, 2020	$1,106	$1,594	$2,700
Intangibles Under Development			$235
Net carrying value as at March 31, 2020			$2,935

	As At March 31, 2019
	(in thousands)
Cost or valuation as on March 31, 2019	$5,114	$6,607	$11,721
Accumulated amortization	(3,910)	(4,017)	(7,927)
Net carrying amount as on March 31, 2019	$1,204	$2,590	$3,794